STOCK BASED COMPENSATION - Service, Performance and Market Condition Option Information (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Stock-based compensation
Stock-based compensation expense		$ 6,171	$ 272
Options outstanding (in shares)		4,079,888	1,202,979
Stock options - Service, performance and market conditions
Stock-based compensation
Options vested (in shares)		79,778
Stock-based compensation expense		$ 700
Former Interim Chief Financial Officer | Stock options - Service, performance and market conditions
Stock-based compensation
Options vested (in shares)	79,723
General and administrative
Stock-based compensation
Stock-based compensation expense		3,409	$ 132
General and administrative | Former Interim Chief Financial Officer | Stock options - Service, performance and market conditions
Stock-based compensation
Stock-based compensation expense		$ 600